FINANCIAL ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2018
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

10.  FINANCIAL ASSETS AND LIABILITIES

SIGNIFICANT CHANGES IN FINANCIAL ASSETS AND LIABILITIES

There were no significant changes in financial assets and liabilities in the six-month period ended June 30, 2018, except for the scheduled repayments of debt or as described below. Furthermore, there were no changes in risks and risk management policies as disclosed in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2017.

Upon transition to IFRS 9, the Company has reclassified financial assets from “Available for sale” to “Fair value through other comprehensive income with recycling”. For further details, refer to Note 2.

Banglalink financing

In February and April 2018 Banglalink Digital Communications Limited, a subsidiary of the Company, has performed multiple drawdowns in a total amount of BDT 13,059 million (US$157) under two syndicated facilities with several banks, which were entered into pursuant to an agreement dated December 24, 2017 for an amount of BDT 29,300 million (US$355 as of December 24, 2017). Repayment will take place through periodic instalments between December 24, 2018 and December 24, 2022.

Bank loans and bonds

The Company had the following principal amounts outstanding for interest-bearing loans and bonds at reporting date:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	June 30, 2018	December 31, 2017

VEON Holdings	Loans	None	RUB	8.75% - 10.0%	2022	2,271	2,474
VEON Holdings	Notes	None	US$	5.2% - 5.95%	2019 -2023	1,554	1,554
VEON Holdings	Notes	None	US$	3.95% - 4.95%	2021 - 2024	1,500	1,500
VEON Holdings	Loans	None	EUR	3mEURIBOR + 1.9% - 2.75%	2022	732	752
VEON Holdings	Notes	PJSC VimpelCom	US$	7.5%	2022	628	628
VEON Holdings	Syndicated loan (RCF)	None	US$	1mLIBOR + 2.25%	2018	—	250
VEON Holdings	Notes	None	RUB	9.0%	2018	—	208
VEON Amsterdam B.V.	Loan	EKN*, PJSC VimpelCom	US$	1.72%	2022	143	159
GTH Finance B.V.	Notes	VEON Holdings B.V.	US$	6.25% - 7.25%	2020 -2023	1,200	1,200
VIP Finance Ireland	Eurobonds	None	US$	7.75%	2021	377	543
PMCL	Loans	None	PKR	6mKIBOR + 0.35% - 0.9%	2020 -2022	322	379
PMCL	Loans	EKN*	US$	6mLIBOR + 1.9%	2020	162	212
Banglalink Digital Communications Ltd.	Senior Notes	None	US$	8.6%	2019	300	300
Banglalink Digital Communications Ltd.	Syndicated loans	None	BDT	Average bank deposit rate + 3.0% - 4.25%	2020 - 2022	156	—
Optimum Telecom Algérie S.p.A.	Syndicated loan	Omnium Telecom Algérie S.p.A.	DZD	Bank of Algeria re-discount rate + 2.0%	2019	128	131

	Other debt **					519	813

	Total bank loans and bonds					9,992	11,103

* Exportkreditnämnden (The Swedish Export Credit Agency)

** As of June 30, 2018, other debt includes overdrawn bank accounts related to cash-pooling program of US$201 (2017: US$ nil). For further details, refer to Note 11.

FAIR VALUES

Set out below is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments that are carried in the interim condensed consolidated financial statements as of June 30, 2018, other than those with carrying amounts that are reasonable approximations of fair values:

	Carrying value		Fair value
Financial assets	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017

Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	3	5	3	5
Embedded derivatives in notes	—	5	—	5

Financial assets at fair value through other comprehensive income (with recycling)	56	—	56	—
Available for sale financial assets (see Note 2)	—	71	—	71

Total financial assets at fair value	59	81	59	81

Financial assets at amortized cost
Bank deposits and interest accrued	15	70	15	70
Cash pledged as collateral (see Note 3)	—	998	—	998
Other investments	20	12	20	12
Other loans granted	5	3	5	3

Total financial assets at amortized cost	40	1,083	40	1,083

Total financial assets	99	1,164	99	1,164

Non-current	18	34
Current	81	1,130

	Carrying value		Fair value
Financial Liabilities	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017

Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	7	—	7	—
Contingent consideration	49	49	49	49

Derivatives designated as net investment hedges
Cross currency interest rate exchange contracts	48	59	48	59
Derivatives designated as cash flow hedges
Interest rate exchange contracts	—	1	—	1

Total financial liabilities at fair value	104	109	104	109

Financial liabilities at amortized cost
Bank loans and bonds, principal	9,992	11,103	10,089	11,548
Interest accrued	112	129	112	130
Discounts, unamortized fees, hedge basis adjustment	(29)	(34)	—	—

Bank loans and bonds at amortized cost	10,075	11,198	10,201	11,678

Put-option liability over non-controlling interest	307	310	307	310
Other financial liabilities	85	13	85	13

Total financial liabilities at amortized cost	10,467	11,521	10,593	12,001

Total financial liabilities	10,571	11,630	10,697	12,110

Non-current	9,044	10,362
Current	1,527	1,268

The fair value of the financial assets and liabilities are included as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values were estimated based on quoted market prices for our bonds, derived from market prices or by using discounted cash flows under the agreement at the rate applicable for instruments with similar maturity and risk profile.

The carrying amount of cash and cash equivalents, trade and other receivables, and trade and other payables approximate their respective fair value.

The fair value of derivative financial instruments is determined using present value techniques such as discounted cash flow techniques, Monte Carlo simulation and/or the Black-Scholes model. These valuation techniques are commonly used for valuations of derivatives. Observable inputs used in the valuation techniques include LIBOR, EURIBOR, swap curves, basis swap spreads, foreign exchange rates and credit default spreads of both counterparties and our own entities.

The fair value of debt instruments measured at fair value through other comprehensive income are determined through comparison of various multiples and reference to market valuation of similar instruments quoted in an active market. If information is not available, a discounted cash flow method is used.

Fair value measurements for financial liabilities at amortized cost are based on quoted market prices, where available. If the quoted market price is not available, the fair value measurement is based on discounted expected future cash flows using a market interest rate curve, credit spreads and maturities.

Fair value hierarchy

As of June 30, 2018 and December 31, 2017, the Group recognized financial instruments at fair value in the statement of financial position.

The fair value hierarchy ranks fair value measurements based on the type of inputs used in the valuation:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities

•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

•	Level 3: inputs are unobservable inputs for the asset or liability

The following table provides the disclosure of recurring fair value measurements separately for each major class of assets and liabilities.

As of June 30, 2018	Level 1	Level 2	Level 3	Total

Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	3	—	3

Financial assets at fair value through other comprehensive income (with recycling)	—	56	—	56

Total financial assets at fair value	—	59	—	59

Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	7	—	7
Contingent consideration	—	—	49	49

Derivatives designated as net investment hedges
Cross currency interest rate exchange contracts	—	48	—	48
Derivatives designated as cash flow hedges
Interest rate exchange contracts	—	—	—	—

Total financial liabilities at fair value	—	55	49	104

As of December 31, 2017	Level 1	Level 2	Level 3	Total

Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	5	—	5
Embedded derivatives in notes	—	5	—	5

Available for sale financial assets (see Note 2)	—	71	—	71

Total financial assets at fair value	—	81	—	81

Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	—	—	—
Contingent consideration	—	—	49	49

Derivatives designated as net investment hedges
Cross currency interest rate exchange contracts	—	59	—	59
Derivatives designated as cash flow hedges
Interest rate exchange contracts	—	1	—	1

Total financial liabilities at fair value	—	60	49	109

The reconciliation of movements relating to financial instruments classified in Level 3 of the fair value hierarchy:

Financial liabilities at fair value through profit or loss	Contingent consideration	Total

As of December 31, 2017	49	49

As of June 30, 2018	49	49

Transfers into and out of fair value hierarchy levels are recognized at the end of the reporting period (or the date of the event or change in circumstances that caused the transfer). On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between Level 2 and Level 3. This depends on how the Company is able to obtain the underlying input parameters when assessing the fair valuations.

During the six-month period ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.

All impairment losses and changes in fair values of financial instruments are unrealized and are recorded in “Other non-operating losses” in the consolidated income statement or “Other” in the consolidated statement of comprehensive income.